STEELPATH MLP FUNDS TRUST

Supplement dated June 10, 2011 to the

Summary Prospectus, Statutory Prospectus and Statement of Additional Information
for the

SteelPath MLP Select 40 Fund
SteelPath MLP Alpha Fund
SteelPath MLP Income Fund

each dated May 31, 2011

On the cover, the ticker symbol for each Fund’s Class A Shares and Class I Shares is deleted and replaced with the following, as applicable:

SteelPath MLP Select 40 Fund
Class A Shares (MLPFX)
   Class I Shares (MLPTX)

SteelPath MLP Alpha Fund
Class A Shares (MLPAX)
  Class I Shares (MLPOX)

SteelPath MLP Income Fund
Class A Shares (MLDX)
    Class I Shares (MLPZX)

*      *           *           *           *

Please retain a copy of this Supplement with your Summary Prospectus, Statutory Prospectus and/or Statement of Additional Information